AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 83.2%
Asset-Backed Securities — 4.5%
Automobiles — 0.3%
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	100	$99,009
Collateralized Loan Obligations — 4.0%
Anchorage Capital CLO LLC (Cayman Islands),
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.301%(c)	04/15/32	250	232,548
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.959%(c)	07/19/27	250	238,893
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)
3.271%(c)	04/15/29	300	286,761
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.689%(c)	10/20/27	250	242,941
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.159%(c)	10/15/32	250	224,989
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.159%(c)	07/20/32	250	226,932
			1,453,064
Student Loan — 0.2%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	96	93,292

Total Asset-Backed Securities (cost $1,710,142)			1,645,365
Commercial Mortgage-Backed Securities — 21.0%
BANK,
Series 2019-BN19, Class A1
2.263%	08/15/61	570	569,779
Series 2020-BN25, Class A3
2.391%	01/15/63	100	99,477
Series 2020-BN26, Class A3
2.313%	03/15/63	250	241,462
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	100,176
Series 2020-B17, Class A4
2.042%	03/15/53	125	120,045
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A5
3.786%	05/15/52	480	527,401
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC35, Class A1
1.847%	11/10/48	79	$79,206
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	56	55,772
Series 2014-UBS06, Class A4
3.378%	12/10/47	185	189,582
Series 2015-LC21, Class A4
3.708%	07/10/48	250	265,738
Series 2015-PC01, Class A5
3.902%	07/10/50	250	262,713
Series 2018-COR03, Class A3
4.228%	05/10/51	485	525,141
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A2
2.320%	03/15/53	250	242,280
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28	950	1,132,252
Series K736, Class X1, IO
1.312%(cc)	07/25/26	7,999	521,426
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	62	62,161
Series 2020-GC45, Class A3
2.639%	02/13/53	100	100,886
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	295	302,677
Series 2015-C28, Class A4
3.227%	10/15/48	100	103,825
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	450	477,255
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	78	78,213
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	500	498,333
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4
3.157%	09/15/50	970	994,635
Series 2020-C55, Class A3
2.462%	02/15/53	100	99,134

Total Commercial Mortgage-Backed Securities (cost $7,474,319)			7,649,569
Corporate Bonds — 18.8%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	75	69,587
A1

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	65	$71,815
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	20	23,033
			164,435
Agriculture — 0.3%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	40	42,343
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	80	81,562
			123,905
Apparel — 0.4%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	140	146,275
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	25	22,492
Banks — 6.8%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)	5	4,302
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	145	141,201
2.496%(ff)	02/13/31	250	241,700
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	200	210,219
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	150	145,334
3.352%(ff)	04/24/25	160	164,385
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	10/19/21	200	203,885
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	250	270,805
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	175	182,399
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	5	4,402
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)	5	4,277
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	250	250,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	345	$346,872
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5	4,792
4.478%(ff)	04/04/31	250	282,165
			2,457,403
Beverages — 0.2%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	75	79,642
Commercial Services — 0.8%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	290	303,010
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	70	77,406
Diversified Financial Services — 0.2%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	50	54,333
Electric — 0.9%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	90	96,257
4.050%	04/15/25	95	102,713
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	45	47,323
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	90	94,441
			340,734
Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	10	10,813
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	45	50,704
			61,517
Healthcare-Services — 0.3%
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	100	107,094
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	15	16,107

A2

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.0%
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/26/30	15	$16,289
Machinery-Diversified — 0.5%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	40	42,408
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.056%	04/05/25	135	132,446
2.565%	02/15/30	10	9,686
			184,540
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	175	189,381
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	150	153,110
3.400%	04/01/30	10	10,834
3.950%	10/15/25	85	93,678
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	100	102,184
			549,187
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	40	41,780
Multi-National — 0.6%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	200	214,948
Oil & Gas — 0.2%
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	50	44,325
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	25	13,749
			58,074
Pharmaceuticals — 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	160	167,650
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	150	150,329
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	34	34,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	95	$99,688
4.300%	03/25/28	125	132,661
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	50	50,797
			635,812
Pipelines — 0.2%
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	100	78,195
Retail — 1.0%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	160	168,648
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	60	61,504
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	130	133,378
			363,530
Semiconductors — 0.5%
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	180	199,007
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	85	86,762
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25	95	98,977
4.300%	02/15/30	125	134,546
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30	220	237,465
			470,988

Total Corporate Bonds (cost $6,784,374)			6,853,465
Sovereign Bonds — 5.6%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	200	206,696
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	200	206,078
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21	200	203,847

A3

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	200	$230,274
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	200	207,567
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	100	102,889
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	213,935
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	100	108,649
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	100	110,485
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	50	77,050
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	150	153,886
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	200	204,865

Total Sovereign Bonds (cost $2,006,684)			2,026,221
U.S. Government Agency Obligations — 6.5%
Federal Home Loan Bank
3.250%	11/16/28	600	709,572
Federal Home Loan Mortgage Corp.
1.500%	02/12/25(k)	500	521,415
6.750%	09/15/29	200	297,655
Federal National Mortgage Assoc.
1.625%	01/07/25	500	524,836
6.625%	11/15/30(k)	200	307,017

Total U.S. Government Agency Obligations (cost $2,297,385)			2,360,495
U.S. Treasury Obligations — 26.8%
U.S. Treasury Bonds
3.125%	02/15/43	245	332,511
U.S. Treasury Notes
1.125%	02/28/22	4,520	4,596,805
1.250%	08/31/24	2,000	2,078,125
1.500%	02/15/30(k)	1,060	1,142,812
2.875%	05/15/28(k)	1,360	1,602,675

Total U.S. Treasury Obligations (cost $9,470,380)			9,752,928

Total Long-Term Investments (cost $29,743,284)			30,288,043

	Shares	Value
Short-Term Investment — 26.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $9,521,092)(w)	9,521,092	$9,521,092

TOTAL INVESTMENTS—109.4% (cost $39,264,376)		39,809,135

Liabilities in excess of other assets(z) — (9.4)%		(3,413,880)

Net Assets — 100.0%		$36,395,255

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
2	10 Year U.S. Ultra Treasury Notes	Jun. 2020	$312,063	$18,879
Short Positions:
30	2 Year U.S. Treasury Notes	Jun. 2020	6,611,484	(45,960)
91	5 Year U.S. Treasury Notes	Jun. 2020	11,407,704	(133,239)
68	10 Year U.S. Treasury Notes	Jun. 2020	9,430,750	(49,241)
8	20 Year U.S. Treasury Bonds	Jun. 2020	1,432,500	(9,532)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	221,875	(20,376)
				(258,348)
				$(239,469)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
31,075	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	$4,993,594	$6,486,081	$1,492,487
455	05/11/40	2.200%(S)	3 Month LIBOR(2)(Q)	107,389	119,410	12,021
74	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	782	782
				$5,100,983	$6,606,273	$1,505,290

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5